Insurance business - (G) Impacts of insurance and participating investment contracts recognised in the year (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued £m	£ 0	£ 0
Onerous contracts issued £m	93	71
Total £m	93	71
Estimates of the present value of future cash outflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued £m	1,502	5,537
Onerous contracts issued £m	4,701	589
Total £m	6,203	6,126
Insurance acquisition cash flows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued £m	56	87
Onerous contracts issued £m	203	142
Total £m	259	229
Claims and other directly attributable expenses
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued £m	1,446	5,450
Onerous contracts issued £m	4,498	447
Total £m	5,944	5,897
Estimates of the present value of future cash inflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued £m	(1,577)	(5,708)
Onerous contracts issued £m	(4,659)	(525)
Total £m	(6,236)	(6,233)
Risk adjustment for non-financial risk
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued £m	14	79
Onerous contracts issued £m	51	7
Total £m	65	86
Contractual service margin
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued £m	61	92
Onerous contracts issued £m	0	0
Total £m	£ 61	£ 92